Allowance for Credit Losses - Off-balance sheet positions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Off-balance sheet lending commitments and guarantee business [Line Items]
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 12		€ 2		€ 9
Allowance for Credit Losses
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	361	[1],[2],[3],[4]	393	[1],[4],[5]	551	[5]
of which: Financial guarantees	184	[2],[3]	214	[1],[4]	234
Movements in financial assets including new business and credit extensions	53	[2],[3]	(38)	[1],[4]	(160)	[5]
Transfers due to changes in creditworthiness	0	[2],[3]	0	[1],[4]	0	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(21)	[2],[3]	6	[1],[4]	2	[5]
Balance, end of reporting period	393	[2],[3]	361	[1],[2],[3],[4]	393	[1],[4],[5]
of which: Financial guarantees	184	[2],[3]	214	[1],[4]	234
Provision for Credit Losses excluding country risk	53	[2],[3],[6],[7]	(38)	[1],[4],[8],[9]	(160)	[5],[10]
Allowance for Credit Losses | Stage 1
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	106	[1],[2],[3],[4]	117	[1],[4],[5]	144	[5]
of which: Financial guarantees	55	[2],[3]	67	[1],[4]	84
Movements in financial assets including new business and credit extensions	(12)	[2],[3]	(22)	[1],[4]	(39)	[5]
Transfers due to changes in creditworthiness	4	[2],[3]	10	[1],[4]	11	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	0	[2],[3]	1	[1],[4]	1	[5]
Balance, end of reporting period	98	[2],[3]	106	[1],[2],[3],[4]	117	[1],[4],[5]
of which: Financial guarantees	55	[2],[3]	67	[1],[4]	84
Provision for Credit Losses excluding country risk	(8)	[2],[3],[6],[7]	(13)	[1],[4],[8],[9]	(28)	[5],[10]
Allowance for Credit Losses | Stage 2
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	82	[1],[2],[3],[4]	88	[1],[4],[5]	97	[5]
of which: Financial guarantees	47	[2],[3]	49	[1],[4]	37
Movements in financial assets including new business and credit extensions	25	[2],[3]	3	[1],[4]	(3)	[5]
Transfers due to changes in creditworthiness	(2)	[2],[3]	(9)	[1],[4]	(4)	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(8)	[2],[3]	(1)	[1],[4]	(2)	[5]
Balance, end of reporting period	96	[2],[3]	82	[1],[2],[3],[4]	88	[1],[4],[5]
of which: Financial guarantees	47	[2],[3]	49	[1],[4]	37
Provision for Credit Losses excluding country risk	23	[2],[3],[6],[7]	(6)	[1],[4],[8],[9]	(7)	[5],[10]
Allowance for Credit Losses | Stage 3
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	173	[1],[2],[3],[4]	187	[1],[4],[5]	310	[5]
of which: Financial guarantees	81	[2],[3]	99	[1],[4]	113
Movements in financial assets including new business and credit extensions	38	[2],[3]	(19)	[1],[4]	(118)	[5]
Transfers due to changes in creditworthiness	(2)	[2],[3]	0	[1],[4]	(7)	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	(13)	[2],[3]	5	[1],[4]	3	[5]
Balance, end of reporting period	196	[2],[3]	173	[1],[2],[3],[4]	187	[1],[4],[5]
of which: Financial guarantees	81	[2],[3]	99	[1],[4]	113
Provision for Credit Losses excluding country risk	36	[2],[3],[6],[7]	(20)	[1],[4],[8],[9]	(125)	[5],[10]
Allowance for Credit Losses | Stage 3 POCI
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	[1],[2],[3],[4]	0	[1],[4],[5]	0	[5]
of which: Financial guarantees	0	[2],[3]	0	[1],[4]	0
Movements in financial assets including new business and credit extensions	2	[2],[3]	0	[1],[4]	0	[5]
Changes in models	0	[2],[3]	0	[1],[4]	0	[5]
Foreign exchange and other changes	0	[2],[3]	0	[1],[4]	0	[5]
Balance, end of reporting period	2	[2],[3]	0	[1],[2],[3],[4]	0	[1],[4],[5]
of which: Financial guarantees	0	[2],[3]	0	[1],[4]	0
Provision for Credit Losses excluding country risk	€ 2	[2],[3],[6],[7]	€ 0	[1],[4],[8],[9]	€ 0	[5],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[4]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[7]	Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[9]	Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models